Related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balances with related parties
Amounts due from related parties	¥ 2,156	¥ 2,156
Related companies
Balances with related parties
Amounts due from related parties	1,500	1,500
Non-controlling interests
Balances with related parties
Amounts due from related parties	¥ 656	¥ 656